Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2013
Operating Segment Information and Concentrations of Risk
17.	Operating Segment Information and Concentrations of Risk

The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by senior management. USA and Europe Fibre Cement manufactures fibre cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States, Canada and Europe. Asia Pacific Fibre Cement includes all fibre cement manufactured in Australia, New Zealand and the Philippines and sold in Australia, New Zealand, Asia, the Middle East (Israel, Kuwait, Qatar and United Arab Emirates), and various Pacific Islands. Research and Development represents the cost incurred by the research and development centres.

Operating Segments

The following are the Company’s operating segments and geographical information:

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2013	2012	2011

USA & Europe Fibre Cement	$951.4	$862.0	$814.0
Asia Pacific Fibre Cement	369.9	375.5	353.0

Worldwide total	$1,321.3	$1,237.5	$1,167.0

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2013	2012	2011

USA & Europe Fibre Cement2, [3]	$145.6	$148.4	$160.3
Asia Pacific Fibre Cement2, [8]	61.7	80.3	79.4
Research and Development[2]	(26.0)	(20.7)	(20.1)

Segments total	181.3	208.0	219.6
General Corporate[4]	(151.8)	(52.5)	(114.9)

Total operating income	29.5	155.5	104.7
Net interest income (expense)[5]	2.4	(7.4)	(4.4)
Other income (expense)	1.8	3.0	(3.7)

Worldwide total	$33.7	$151.1	$96.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2013	2012

USA & Europe Fibre Cement	$725.0	$749.1
Asia Pacific Fibre Cement	230.7	238.4
Research and Development	20.9	15.6

Segments total	976.6	1,003.1
General Corporate6, [7]	1,131.0	1,306.9

Worldwide total	$2,107.6	$2,310.0

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2013	2012	2011

USA	$923.8	$833.9	$789.2
Australia	272.0	282.4	266.4
New Zealand	56.1	54.4	52.9
Other Countries	69.4	66.8	58.5

Worldwide total	$1,321.3	$1,237.5	$1,167.0

	Total Identifiable Assets 31 March
(Millions of US dollars)	2013	2012

USA	$734.2	$748.5
Australia	156.3	160.5
New Zealand	39.8	43.7
Other Countries	46.3	50.4

Segments total	976.6	1,003.1
General Corporate6, [7]	1,131.0	1,306.9

Worldwide total	$2,107.6	$2,310.0

[1]	Export sales and inter-segmental sales are not significant.

[2]

Research and development costs of US$11.9 million, US$10.1 million and US$9.7 million in fiscal years 2013, 2012 and 2011, respectively, were expensed in the USA and Europe Fibre Cement segment. Research and development costs of US$1.7 million, US$1.6 million and US$1.4 million in fiscal years 2013, 2012 and 2011, respectively, were expensed in the Asia Pacific Fibre Cement segment. Research and development costs of US$23.6 million, US$18.7 million and US$16.9 million in fiscal years 2013, 2012 and 2011, respectively, were expensed in the Research and Development segment. The Research and Development segment also included selling, general and administrative expenses of US$2.4 million, US$2.0 million and US$3.2 million in fiscal years 2013, 2012 and 2011, respectively.

Research and development expenditures are expensed as incurred and in total amounted to US$37.2 million, US$30.4 million and US$28.0 million for the years ended 31 March 2013, 2012 and 2011, respectively.

[3]

Included in the USA and Europe Fibre Cement segment for the years ended 31 March 2013, 2012 and 2011 are asset impairment charges of US$16.9 million, US$14.3 million and nil, respectively. See Note 7 for further information.

[4]

The principal components of the General Corporate segment are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense net of rental income on the Company’s corporate offices. Included in the General Corporate segment for the year ended 31 March 2013 are unfavourable asbestos adjustments of US$117.1 million, AICF SG&A expenses of US$1.7 million and ASIC expenses of US$2.6 million. Included in the General Corporate segment for the year ended 31 March 2012 are unfavourable asbestos adjustments of US$15.8 million, AICF SG&A expenses of US$2.8 million and ASIC expenses of US$1.1 million. Included in the General Corporate segment for the year ended 31 March 2011 are unfavourable asbestos adjustments of US$85.8 million, AICF SG&A expenses of US$2.2 million and a net benefit of US$8.7 million related to the ASIC proceedings.

[5]

The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is AICF interest income of US$7.0 million, US$3.3 million and US$4.3 million in fiscal years 2013, 2012 and 2011, respectively. See Note 11 for more information.

[6]

The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in the General Corporate segment.

[7]	Asbestos-related assets at 31 March 2013 and 2012 are US$882.8 million and US$825.2 million, respectively, and are included in the General Corporate segment.

[8]

Included in the Asia Pacific Fibre Cement segment for the years ended 31 March 2013, 2012 and 2011 is an increase to the provision for New Zealand product liability claims of US$13.2 million, US$5.4 million and US$1.4 million, respectively. See Note 13 for more information.

Concentrations of Risk

The distribution channels for the Company’s fibre cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

The Company has two major customers that individually account for over 10% of the Company’s net sales in one or all of the past three fiscal years.

These two customers’ accounts receivable represented 22% and 21% of the Company’s trade accounts receivable at 31 March 2013 and 2012, respectively. The following are gross sales generated by these two customers, which are all from the USA and Europe Fibre Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2013		2012		2011
		%		%		%
Customer A	$223.0	16.9%	$207.4	16.8%	$208.9	17.9%
Customer B	137.7	10.4%	135.7	11.0%	134.0	11.5%

	$360.7		$343.1		$342.9

Approximately 30% and 33% of the Company’s net sales in fiscal year 2013 and 2012, respectively, were derived from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.